Derivative financial instruments - Income (loss) recorded in comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Income tax effect	$ (614)	$ (8,544)	$ (11,286)	$ (4,217)
Net gain on derivatives, net of tax	3,315	54,185	70,513	22,619
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	1,180	58,408	76,439	20,854
Derivative premium and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	$ 2,749	$ 4,321	$ 5,360	$ 5,982